Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Cumulative exploration and development expenses [member]
Statement Line Items [Line Items]
Deferred tax (assets) liabilities)	$ (1,257,000)	$ (990,000)
Non-capital losses [member]
Statement Line Items [Line Items]
Deferred tax (assets) liabilities)	$ 1,257,000	$ 990,000